Business Combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		¥ 3,400	¥ 6,570
Gains on disposal of subsidiaries			(5,497)
Leya
Disposal Group, Including Discontinued Operation, Additional Disclosures [Abstract]
Percent of equity interests sold	63.37%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 5,700
Gains on disposal of subsidiaries			¥ (5,497)